REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Schedule of Segment Information
	Year ended December 31,
	2013	2014	2015

Enterprise:

Telecom Revenue	$7,817	$6,601	$6,860
Adjusted EBITDA (unaudited)	$1,231	$512	$676

Video Advertising (*)

Video advertising revenue, net	$-	$-	$7,017
Adjusted EBITDA (unaudited)	$-	$-	$(273)

Service Providers

Telecom revenue	$4,655	$465	$835
Adjusted EBITDA (unaudited)	$899	$(1,700)	$(556)

Total

Revenue	$12,472	$7,066	$14,712
Adjusted EBITDA (unaudited)	$2,130	$(1,188)	$(153)

(*)	Financial information for the nine months ended on December 31, 2015

Reconciliation of Total Adjusted EBITDA to Net Income
	Year ended December 31,
	2013	2014	2015

Adjusted EBITDA (unaudited)	$2,130	$(1,188)	$(153)
Depreciation and amortization expenses	(316)	(284)	(868)
Stock-based compensation	(107)	(69)	(170)
Financial expense (income), net	61	(95)	(17)
Goodwill impairment, net of contingent consideration	-	-	(3,514)
Income tax expenses	(435)	(54)	(194)

Net income (loss) from continuing operations	$1,333	$(1,690)	$(4,916)

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2013	2014	2015

United States	$10,817	$5,642	$11,450
Asia	300	300	1,493
Israel	400	440	571
Europe	561	376	923
Other	394	308	275

	$12,472	$7,066	$14,712